Variable Interest Entity (Tables)	6 Months Ended
Jun. 30, 2025
Variable Interest Entity [Abstract]
Schedule of Consolidated Balance Sheets

The following table presents the assets and liabilities associated with RTMD included in the Company’s Condensed Consolidated Balance Sheets.

	June 30, 2025	December 31, 2024
	(In thousands)
ASSETS
Cash and cash equivalents	$195	$66
Prepaid expenses and other current assets	198	178
Right-of-use asset	389	30
Mineral interests	17,125	17,125
Property, plant and equipment, net	228	264
Other assets	25	20
Consolidated assets	$18,160	$17,683

LIABILITIES
Accounts payable	$24	$42
Accrued liabilities	255	141
Lease liability	386	22
Consolidated liabilities	$665	$205